Debt Instruments Eligible to Compose Capital (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes Debt Instruments Eligible To Compose Capital [Abstract]
Balance at beginning of the year		R$ 8,436,901	R$ 8,311,918	R$ 9,959,037
Emission of interest - Tier I		4,673,875
Emission of interest - Tier II		4,673,875
Interest payment Tier I	[1]	331,677	273,123	276,587
Interest payment Tier II	[1]	272,539	222,065	225,161
Exchange differences / Others		1,960,467	252,941	(1,447,196)
Payments of interest - Tier I		(381,008)	(344,867)	(379,039)
Payments of interest - Tier II		(302,775)	(278,279)	(322,632)
Transfers		(9,885,607)
Balance at end of the year		R$ 9,779,944	R$ 8,436,901	R$ 8,311,918

[1]	The remuneration of interest relating to the Debt Instruments Eligible to Compose Capital Tier I and II was recorded against income for the period as 'Interest expense and similar charges' (Note 33).